Lease Transactions (Information of Lease Transactions as a Lessee) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	¥ 331	¥ 482
Operating cash flows from operating leases	102,982	106,103
Financing cash flows from finance leases	7,709	7,090
Right-of-use assets obtained in exchange for new finance lease liabilities	3,487	12,754	¥ 11,280
Right-of-use assets obtained in exchange for new operating lease liabilities	¥ 50,564	¥ 46,482
Weighted-average remaining lease term:
Finance leases	4 years 1 month 6 days	4 years 4 months 24 days
Operating leases	8 years 3 months 18 days	9 years 6 months
Weighted-average discount rate:
Finance leases	0.87%	0.99%
Operating leases	0.97%	1.16%